Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia New York Intermediate Municipal Bond Fund - Class A | New York State Dormitory Authority 07/01/2025 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia New York Intermediate Municipal Bond Fund - Class A | Metropolitan Transportation Authority 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Class A | New York City Transitional Finance Authority 11/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Class A | Port Authority of New York & New Jersey 07/15/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia New York Intermediate Municipal Bond Fund - Class A | Triborough Bridge & Tunnel Authority 11/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia New York Intermediate Municipal Bond Fund - Class A | Long Island Power Authority 09/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Class A | City of Yonkers 09/01/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Class A | New York State Thruway Authority 01/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Class A | New York State Dormitory Authority 07/01/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Class A | New York State Dormitory Authority 03/15/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia New York Intermediate Municipal Bond Fund - Class A | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia New York Intermediate Municipal Bond Fund - Class A | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Columbia New York Intermediate Municipal Bond Fund - Class A | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia New York Intermediate Municipal Bond Fund - Class A | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia New York Intermediate Municipal Bond Fund - Class A | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia New York Intermediate Municipal Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia New York Intermediate Municipal Bond Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Columbia New York Intermediate Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | New York State Dormitory Authority 07/01/2025 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | Metropolitan Transportation Authority 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | New York City Transitional Finance Authority 11/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | Port Authority of New York & New Jersey 07/15/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | Triborough Bridge & Tunnel Authority 11/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | Long Island Power Authority 09/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | City of Yonkers 09/01/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | New York State Thruway Authority 01/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | New York State Dormitory Authority 07/01/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | New York State Dormitory Authority 03/15/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Columbia New York Intermediate Municipal Bond Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | New York State Dormitory Authority 07/01/2025 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Metropolitan Transportation Authority 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | New York City Transitional Finance Authority 11/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Port Authority of New York & New Jersey 07/15/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Triborough Bridge & Tunnel Authority 11/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Long Island Power Authority 09/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | City of Yonkers 09/01/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | New York State Thruway Authority 01/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | New York State Dormitory Authority 07/01/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | New York State Dormitory Authority 03/15/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | New York State Dormitory Authority 07/01/2025 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Metropolitan Transportation Authority 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | New York City Transitional Finance Authority 11/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Port Authority of New York & New Jersey 07/15/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 11/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Long Island Power Authority 09/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | City of Yonkers 09/01/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | New York State Thruway Authority 01/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | New York State Dormitory Authority 07/01/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | New York State Dormitory Authority 03/15/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | New York State Dormitory Authority 07/01/2025 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Metropolitan Transportation Authority 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | New York City Transitional Finance Authority 11/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Port Authority of New York & New Jersey 07/15/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 11/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Long Island Power Authority 09/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | City of Yonkers 09/01/2028 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | New York State Thruway Authority 01/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | New York State Dormitory Authority 07/01/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | New York State Dormitory Authority 03/15/2035 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%